INCOME TAXES - Rollforward of Valuation Allowance on Deferred Taxes Activity (Details) - USD ($) $ in Thousands	12 Months Ended
	Oct. 29, 2017	Oct. 30, 2016	Nov. 01, 2015
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Beginning balance	$ 210	$ 115	$ 0
(Reductions) additions	(210)	95	115
Ending balance	$ 0	$ 210	$ 115